Contingent liabilities and legal proceedings - Tax (Details) £ in Millions	Jun. 30, 2023 GBP (£)
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	£ 616
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	116
Receivable for protest payments, corporate taxes	104
Receivable for protest payments, indirect taxes	12
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	£ 90